SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2021	Mar. 31, 2022 USD ($) item	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)
Nature of Operations and Basis of Presentation
Number of manufacturing plants | item		14		14
Stock Split
Stock split ratio	50
Accounts payable, book cash overdrafts				$ 670	$ 1,329
Total research and development costs				6,460	5,630
Cost of goods sold		$ 64,217	$ 66,577	256,598	251,704
Deposits				7,593	3,130
Gain on sale of equity securities					2,178
Equity investments				0	0
Reimbursable development contract
Stock Split
Cost of goods sold				5,895	3,697
Marketing, promotions and catalog
Stock Split
Advertising Expense				$ 3,120
Trade show expenses
Stock Split
Advertising Expense					$ 2,692